Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Trade Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 12	$ 7	$ 8
Charged to costs and expenses		3	2
Additions/ (Deductions)	3	2	(3)
Balance at end of period	15	12	7
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,578	1,585	1,607
Translation adjustment	24	(4)	(28)
Charged to costs and expenses	3	13	24
Additions/ (Deductions)	(103)	(16)	(18)
Balance at end of period	$ 1,502	$ 1,578	$ 1,585